Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue:
Revenue	$ 2,421,438	$ 2,981,600	$ 7,717,064	$ 6,677,727	$ 8,826,206	$ 12,797,041
Cost and Expenses
Cost of revenue	2,093,057	3,318,466	8,441,525	17,376,553	20,675,611	25,282,282
Technology and development	1,261,101	1,550,009	3,507,839	3,943,400	5,176,391	4,233,860
Sales and marketing	962,652	1,401,156	4,822,646	5,882,713	6,734,205	9,326,356
General and administrative	9,782,855	3,729,529	14,424,956	9,999,425	12,695,839	10,533,993
Total costs and expenses	14,099,665	9,999,160	31,196,966	37,202,091	45,282,046	49,376,491
Loss from operations before income tax	(11,678,227)	(7,017,560)	(23,479,902)	(30,524,364)	(36,455,840)	(36,579,450)
Finance costs	8,392,470	1,296,445	13,628,832	2,862,702	27,570,752	3,351,077
Finance costs to related parties	12,426	10,674	38,203	79,081	64,844	110,714
Gain on troubled debt restructuring						(7,374,206)
Other income, net	(34,503,014)	390,414	(10,377,735)	(1,280,105)	(2,043,556)	(1,605,023)
Other income from related parties	(5,548)	(2,393)	(11,224)	(12,122)	(15,804)	(16,860)
Profit/(Loss) before income taxes	14,425,439	(8,712,700)	(26,757,978)	(32,173,920)	(62,032,076)	(31,045,152)
Provision for income taxes
Net Profit/(loss) attributable to common stock holders	$ 14,425,439	$ (8,712,700)	$ (26,757,978)	$ (32,173,920)	$ (62,032,076)	$ (31,045,152)
Net profit/(loss) per share
Net profit/(loss) per share, Basic (in Dollars per share)	$ 4.51	$ (18.05)	$ (19.25)	$ (66.66)	$ (128.52)	$ (64.88)
Net profit/(loss) per share, Diluted (in Dollars per share)	$ 0.9	$ (18.05)	$ (19.25)	$ (66.66)	$ (128.52)	$ (64.88)
Weighted average shares used in computing profit/(loss) per share:
Weighted average shares used in computing profit/(loss) per share, Basic (in Shares)	3,195,381	482,681	1,390,202	482,681	482,681	478,529
Weighted average shares used in computing profit/(loss) per share Diluted (in Shares)	16,053,374	482,681	1,390,202	482,681	482,681	478,529
Income from rentals
Revenue:
Revenue				$ 150,606	$ 165,834	$ 12,057,401
Revenues from services
Revenue:
Revenue	2,421,438	2,981,600	7,717,064	6,452,950	8,586,785	589,331
Other revenues
Revenue:
Revenue				$ 74,171	$ 73,587	$ 150,309